Provisions - Summary of Provisions (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($)
Disclosure of other provisions [Line Items]
Balance, beginning of the year	$ 113.0
Current year provisions	46.8
Acquisitions	0.2
Paid or otherwise settled	(29.5)
Impact of foreign exchange	(2.3)
Balance, end of the year	128.2
Less current portion	20.5
Long-term portion	107.7
Self-insured liabilities
Disclosure of other provisions [Line Items]
Balance, beginning of the year	80.1
Current year provisions	32.3
Acquisitions	0.0
Paid or otherwise settled	(14.2)
Impact of foreign exchange	(2.4)
Balance, end of the year	95.8
Less current portion	5.6
Long-term portion	90.2
Claims
Disclosure of other provisions [Line Items]
Balance, beginning of the year	15.4
Current year provisions	7.2
Acquisitions	0.1
Paid or otherwise settled	(8.8)
Impact of foreign exchange	(0.1)
Balance, end of the year	13.8
Less current portion	10.4
Long-term portion	3.4
Onerous contracts
Disclosure of other provisions [Line Items]
Balance, beginning of the year	0.4
Current year provisions	4.8
Acquisitions	0.0
Paid or otherwise settled	(0.5)
Impact of foreign exchange	0.1
Balance, end of the year	4.8
Less current portion	1.4
Long-term portion	3.4
Expected project losses
Disclosure of other provisions [Line Items]
Balance, beginning of the year	4.8
Current year provisions	0.7
Acquisitions	0.0
Paid or otherwise settled	(3.9)
Impact of foreign exchange	0.0
Balance, end of the year	1.6
Less current portion	1.6
Long-term portion	0.0
Lease restoration
Disclosure of other provisions [Line Items]
Balance, beginning of the year	12.3
Current year provisions	1.8
Acquisitions	0.1
Paid or otherwise settled	(2.1)
Impact of foreign exchange	0.1
Balance, end of the year	12.2
Less current portion	1.5
Long-term portion	$ 10.7